PARTICIPANT LOANS - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan Participant Loans [Line Items]
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Maximum borrowing amount	$ 50,000
Minimum borrowing amount	$ 500
Employee benefit plan period available for terminated employees to make loan repayments	90 days
Minimum
Employee Benefit Plan Participant Loans [Line Items]
Participant loan interest rate	4.25%
Minimum | Primary Residence Loans
Employee Benefit Plan Participant Loans [Line Items]
Participant loan interest rate	4.25%
Minimum | General Purpose Loans
Employee Benefit Plan Participant Loans [Line Items]
General purpose loan term	12 months
Participant loan interest rate	4.25%
Maximum
Employee Benefit Plan Participant Loans [Line Items]
Participant loan interest rate	9.50%
Maturity date	Sep. 30, 2038
Maximum | Primary Residence Loans
Employee Benefit Plan Participant Loans [Line Items]
Primary residence loan term	15 years
Participant loan interest rate	9.50%
Maturity date	Sep. 30, 2038
Maximum | General Purpose Loans
Employee Benefit Plan Participant Loans [Line Items]
General purpose loan term	5 years
Participant loan interest rate	9.50%
Maturity date	Mar. 31, 2030